Provisions and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Other Provisions [Line Items]
Total provisions recognized under both IAS 37 and IFRS 9 [textblock]
Overview of total provisions
USD m 31.12.25 31.12.24
Provisions other than provisions for expected credit losses 3,217 4,799
Provisions for expected credit losses
1
347 332
Total provisions 3,564 5,131
1 Refer to Note 9 for more information about ECL provisions recognized for off-balance sheet financial instruments and credit lines.

Total provisions with additional information [textblock]
Additional information for provisions other than provisions for expected credit losses
Litigation,
regulatory and
similar matters
1
Restructuring
2
Real estate
3
Other
4
Total 2025
Balance at the beginning of the year 3,598 699 224 278 4,799
Increase in provisions recognized in the income statement 1,166
5
847 17 193 2,222
Release of provisions recognized in the income statement (556)
6
(260) (5) (70) (891)
Provisions used in conformity with designated purpose (2,283)
7
(785) (42) (114) (3,223)
Foreign currency translation and other movements 184 58 36 31 309
Balance at the end of the year
2,109 560 229 319 3,217
1 Consists of provisions for losses resulting from legal, liability and compliance risks.
2 Includes USD
282
m of personnel-related restructuring provisions as of 31 December
2025 (31 December 2024: USD
262 m),
USD 229 m of provisions for onerous contracts related to real estate as of 31 December 2025 (31 December 2024: USD 383 m) and USD 48 m of restructuring provisions for onerous contracts related to technology as of 31 December 2025 (31 December 2024:
USD
54
m).
3 Mainly includes provisions for reinstatement
costs with respect to leased properties.
4 Mainly includes provisions in relation to
employee benefits, VAT,
and operational risks.
5 Includes a provision for the estimated costs of UBS’s ongoing obligations with the US Department of Justice as described in item 1 of section b) of this Note.
6 Mainly includes the releases
of provisions regarding the resolution
of the legacy matter related
to UBS’s cross-border
business activities in France
in the third quarter of
2025 as described in item
1 of section b) of
this Note and the resolution
reached with the US Department of Justice in the second quarter of 2025 as described in item 1 of section b) of this Note.
7 Mainly includes provisions used for the settlement of the legacy matter related to UBS’s cross-border business activities in France
as described in item 1 of section
b) of this Note and for the
resolutions reached with the US Department
of Justice in the second and third
quarters of 2025 as described in
item 1 and item 4 of section b) of this Note.

Disclosure of provisions for litigation, regulatory and similar matters [text block]
Provisions for litigation, regulatory and similar matters by business division and in Group Items
1
USD m
Global
Wealth
Manage-
ment
Personal &
Corporate
Banking
Asset
Manage-
ment
Investment
Bank
Non-core
and
Legacy
Group
Items Total 2025
Balance at the beginning of the year 1,271 147 1 266 1,779 135 3,598
Increase in provisions recognized in the income statement 140 2 0 56 891
2
76 1,166
Release of provisions recognized in the income statement (310)
3
(39)
3
0 (37) (168)
3
(1) (556)
Provisions used in conformity with designated purpose (913)
4
(111)
4
(1) (26) (1,213)
4
(19) (2,283)
Foreign currency translation and other movements 129 18 0 23 14 0 184
Balance at the end of the year 317 16 0 283 1,302 191 2,109
1 Provisions, if any, for the matters described
in items 2 and 9 of this Note are recorded in Global Wealth Management.
Provisions, if any, for the matters described
in items 4, 5, 6, 7 and 8 of this Note are recorded
in Non-core and Legacy. Provisions,
if any, for the matters described in
item 1 of this Note are allocated between Global Wealth
Management, Personal & Corporate Banking
and Non-core and Legacy. Provisions,
if
any, for the matters described in item 3 of this Note
are allocated between the Investment Bank, Non-core and Legacy and
Group Items. Provisions, if any, for the matters described in item 10 of this Note are allocated
between the Investment Bank and Non-core and Legacy.
2 Includes a provision for the estimated costs of UBS’s ongoing obligations with the US Department of Justice as described in item 1 of this Note.
3 Mainly
includes the releases
of provisions regarding
the resolution of
the legacy matter
related to UBS’s
cross-border business activities
in France
in the third
quarter of 2025
as described in
item 1 of
this Note and
the
resolution reached with the US
Department of Justice in the
second quarter of 2025 as
described in item 1 of
this Note.
4 Mainly includes provisions
used for the settlement of
the legacy matter related to
UBS’s
cross-border business activities in
France as described
in item 1 of
this Note and for
the resolutions reached with
the US Department of
Justice in the second
and third quarters of
2025 as described in
item 1 and
item 4 of this Note.